COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

26. COMMITMENTS AND CONTINGENCIES

        The Group has a number of operating leases for its facilities and offices. Rental expenses under operating leases for the years ended December 31, 2011, 2012, and 2013 were $6,913,422, $12,009,087 and $15,673,849, respectively. The group recognized rent expenses under such arrangements on a straight-line basis over the term of the leases. The future aggregate minimum lease payments under non-cancelable operating lease agreements are as follows:

Years ending December 31:
2014	17,577,542
2015	17,999,499
2016	17,243,539
2017	17,009,860
2018 and thereafter	165,979,471

Total	235,809,911

        The Group is a party in potential claims arising in the ordinary course of business. From January 1, 2013 to March 31, 2014, the Group was named as a defendant or co-defendant in ten legal proceedings in the PRC, six of which had been concluded as of the date of the annual report on Form 20-F for the year ended December 31, 2013. Of these concluded legal proceedings, the Group lost one, settled two, and three were withdrawn. The settlements paid in respect of each of the six concluded legal proceedings, which ranged from approximately RMB400,000 to approximately RMB4,884,462, had been either paid or accrued for as of December 31, 2013. Based on the information currently available, the Group was able to estimate the outcome of two pending lawsuits, which have the total claim against the Group of RMB7.9 million, and accrued liabilities of RMB3.2 million as of December 31, 2013. For the other two pending lawsuits, which have the total claim against the Group of RMB14.9 million, the Group is unable to reasonably estimate the outcome of the lawsuits and also the possible losses. Therefore, no accrual for contingency loss was recognized as of December 31, 2013.